Ally Master Owner Trust
Monthly Servicing Report
September 15, 2017

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of August 31, 2017

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$13,369,934,399.72	346,218	$38,617.10	89.48%
Used Auto	$790,427,112.41	42,969	$18,395.29	5.29%
Medium Duty Trucks	$18,379,857.16	441	$41,677.68	0.12%
Less Dealer Reserve	$1,447,609,474.34
Total	$12,731,131,894.95	389,628		94.89%

Ally Bank Retained Receivables
New Auto	$61,207,081.67	1,538	$39,796.54	0.41%
Used Auto	$655,080,370.03	31,051	$21,096.92	4.38%
Medium Duty Trucks	$32,092.00	1	$32,092.00	0.00%
DPP	$43,887,305.09	1,434	$30,604.82	0.29%
Other	$2,747,297.50	25	$109,891.90	0.02%
Total	$762,954,146.29	34,049		5.11%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$13,494,086,041.24	423,677		100.00%
Dealer Reserve	$1,447,609,474.34
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$14,941,695,515.58	423,677		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$12,361,842,074.55	1,495	82.73%
Limited	Eligible	$1,788,723,968.67	206	11.97%
Programmed	Eligible	$28,175,326.07	12	0.19%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$606,705,018.13	N/A	4.06%
Limited	Ineligible	$119,851,930.11	N/A	0.80%
Programmed	Ineligible	$36,397,198.05	N/A	0.24%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$14,941,695,515.58	1,713	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$10,149,541,729.21	291,059	67.93%
121-180 Days		$1,878,046,240.27	50,397	12.57%
181-270 Days		$1,553,319,698.10	42,822	10.40%
Over 270 Days		$1,360,787,848.00	39,399	9.11%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$14,941,695,515.58	423,677	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,149	26,442,507	81.71%
L…………………………………....	838	5,707,008	17.63%
P……………………………………	77	213,215	0.66%
N …………………………………..	—	—	—%
Total ……………………………….	5,064	32,362,730	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,172	27,252,688	83.33%
L…………………………………....	834	5,234,389	16.01%
P……………………………………	70	216,329	0.66%
N …………………………………..	—	—	—%
Total ……………………………….	5,076	32,703,406	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,193	28,208,573	82.10%
L…………………………………....	849	5,922,751	17.24%
P……………………………………	61	227,611	0.66%
N …………………………………..	—	—	—%
Total ……………………………….	5,103	34,358,936	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.